Divestiture and discontinued operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Divestiture and discontinued operations

Note 14.      Divestiture and discontinued operations

Classification as discontinued operations of the arago Group

On March 14, 2022, the Group signed a Share Purchase and Transfer Agreement to sell its 51% ownership in arago and its affiliates to OGARA GmbH, with Neutrino Energy Property GmbH & Co. acting as “Buyer Guarantor”, who signed on March 16, 2022. The group subsidiaries making up the arago Group in scope for the sale are arago GmbH, arago Da Vinci GmbH, arago Technology Solutions Private Ltd, and arago US Inc. The completion of the sale was conditional on the consideration being transferred to WISeKey and the shares owned by the Group being transferred to OGARA GmbH.

We assessed the SPTA under ASC 205 and concluded that the operation met the requirement to be classified as held for sale because of the strategic shift represented by the sale of the Group’s AI segment and that arago qualifies as discontinued operations from the date of the SPTA, March 16, 2022. In line with ASC 205-20-45-3A and ASC 205-20-45-10 respectively, we reported the results of the discontinued operations as a separate component of income for the years ending December 31, 2022, December 31, 2021 and December 31, 2020, and we classified their assets and liabilities separately as held for sale in the balance sheet for the year to December 31, 2021.

No gain or loss on classification as held for sale was recorded in 2021.

The table below shows the reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued operations to the total assets and liabilities classified as held for sale and presented separately in the balance sheet as at December 31, 2021.

As at December 31,
USD'000	2021
ASSETS
Current assets
Cash and cash equivalents	48
Trade accounts receivable	258
Allowance for doubtful accounts	-
Other accounts receivable	24
Prepaid expenses	237
Other current assets	122
Total current assets held for sale	689

Noncurrent assets
Deferred income tax assets	5
Property, plant and equipment net of accumulated depreciation	15
Intangible assets, net of accumulated amortization	9,081
Operating lease ROU assets	766
Goodwill	22,524
Other noncurrent assets	-
Total noncurrent assets held for sale	32,391
TOTAL ASSETS HELD FOR SALE	33,080

LIABILITIES
Current liabilities
Trade creditors	1,189
Other accounts payable	473
Notes payable	2,044
Deferred revenue, current	396
Operating leases	355
Current portion of obligations under capital leases	-
Income tax payable	-
Other current liabilities	110
Total current liabilities held for sale	4,567

Noncurrent liabilities
Deferred revenue, noncurrent	-
Indebtedness to related parties, noncurrent	2,395
Capital leases	-
Operating leases	411
Employee benefit plan obligation	-
Deferred income tax liability	2,906
Total noncurrent liabilities held for sale	5,712
TOTAL LIABILITIES HELD FOR SALE	10,279

The table below shows the reconciliation of the major classes of line items constituting income / (loss) on discontinued operations to the income / (loss) on discontinued operations reported in discontinued operations in the income statement:

	12 months ended December 31,
USD'000	2022	2021
Net sales from discontinued operations	1,805	4,612
Cost of sales from discontinued operations	(978)	(2,976)
Gross profit from discontinued operations	827	1,636

Research & development expenses	(574)	(1,389)
Selling & marketing expenses	(329)	(1,115)
General & administrative expenses	(2,293)	(4,660)

Non-operating income	1,076	6,129
Non-operating expenses	(3,154)	(1,329)
Loss on disposal of a business	(15,026)	-
Total operating and non-operating expenses from discontinued operations	(20,300)	(2,364)
Income / (loss) from discontinued operations before income tax	(19,473)	(728)

Income tax (expense) / recovery from discontinued operations	25	106
Income / (loss) on discontinued operations	(19,448)	(622)
Less: Net income on discontinued operations attributable to noncontrolling interests	(1,531)	-
Net income / (loss) on discontinued operations attributable to WISeKey International Holding AG	(17,917)	(622)

The depreciation charge from discontinued operations for the year ended December 31, 2021 was USD 21,680. In line with ASC 205, the depreciation of property, plant and equipment from discontinued operations stopped on the day that they qualified as held for sale, i.e., March 16, 2022. The depreciation charge from discontinued operations recorded in the year ended December 31, 2022 was USD 3,528.

The amortization charge from discontinued operations for the year ended December 31, 2021 was USD 408,728. In line with ASC 205, the amortization of intangible assets from discontinued operations stopped on the day that they qualified as held for sale. As a result, we did not record any amortization charge from discontinued operations after March 16, 2022. The amortization charge from discontinued operations recorded in the year ended December 31, 2022 was USD 86,880.

In the previous annual report, the results of the discontinued operations were included in the AI segment.

The table below shows the total operating, investing and financing cash flows of the discontinued operation:

	12 months ended December 31,
USD'000	2022	2021
Net cash provided by (used in) operating activities	(1,733)	(3,567)
Net cash provided by (used in) investing activities	-	-
Net cash provided by (used in) financing activities	1,795	3,153

There were no significant operating and investing noncash items from discontinued operations for the years ended December 31, 2022 and 2021.

Divestiture of the arago Group

The sale was completed on June 24, 2022, when the shares owned by WISeKey in arago were transferred to OGARA GmbH as WISeKey issued a waiver to accept a delayed payment of the consideration. WISeKey issued that waiver because of the high cash burn rate of arago.

Per ASC 830-30-40-1, upon the divestiture of arago, WISeKey’s USD 1,245,896 accumulated translation adjustment loss in relation to arago was removed from accumulated comprehensive income/(loss) in the balance sheet and recorded in the income statement as part of the loss on disposal of a business, net of tax on disposal. Additionally, an amount of USD 1,156,401 of currency translation adjustments in relation to arago in WISeKey’s accounts in the year ended December 31, 2022 was recorded directly in the income statement as part of the loss on disposal of a business, net of tax on disposal.

The purchase price set in the SPTA was EUR 25,527,955.30 (USD 26,827,022 at historical closing rate on June 23, 2022). As at December 31, 2022, the purchase price had not yet been paid to WISeKey. In line with ASC 326-20, we have considered the characteristics of the receivable with OGARA GmbH and have assessed that there is a significant risk over the collectability of the purchase price. Therefore, we have recorded credit losses for the full purchase price amount of EUR 25,527,955.30 (USD 26,827,022). This has led to a loss on divestiture recorded in the reporting period of USD 15,025,611 shown as a separate line within discontinued operations in the income statement.

WISeKey did not have any other continuing involvement with the arago Group, OGARA GmbH or Neutrino Energy Property GmbH & Co. after it had been deconsolidated, other than to plan the payment of the purchase price. OGARA GmbH or Neutrino Energy Property GmbH & Co. were not and are not a related party of WISeKey, and neither the arago Group nor OGARA GmbH or Neutrino Energy Property GmbH & Co. are related parties to WISeKey after the deconsolidation.